INVESTMENTS IN AFFILIATES (Schedule of Investments) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
INVESTMENTS IN AFFILIATES [Abstract]
At beginning of year		27,983,709
Investment		84,000,000	28,000,000
Share of loss of affiliated companies	(4,231,290)	(25,614,963)	(16,291)
At end of year		86,368,746	27,983,709